Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate of Relevant Currencies	The following table presents data regarding the dollar exchange rate of relevant currencies:
	March 31, 2024	June 30, 2023
Exchange rate on balance sheet dates
USD: AUD Exchange Rate	0.6532	0.6630
Average exchange rate for the period
USD: AUD Exchange Rate	0.6544	0.6764
The following table presents data regarding the dollar exchange rate of relevant currencies:
	June 30, 2023	June 30, 2022
Exchange rate on balance sheet dates
USD: AUD Exchange Rate	0.6630	0.6889
Average exchange rate for the period
USD: AUD Exchange Rate	0.6734	0.7258